Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Reconciliation of income tax expense

	2021	2020	2019
(Loss) profit before income taxes	(173,657)	39,102	(42,534)
Combined statutory income taxes rate - % (a)	34%	34%	34%
Expected income tax benefit (expense) at statutory rates	59,043	(13,295)	14,462
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees (b)	(7,542)	139	(612)
Effect of presumed profit of subsidiaries (c)	3,266	9,552	18,593
Permanent differences (d)	(22,648)	(7,427)	(1,714)
Stock option (e)	(12,569)	(6,986)	—
Other additions (exclusions), net	(3,976)	(4,305)	2,374
	15,574	(22,322)	33,103

Current	(65,609)	(87,379)	(46,850)
Deferred	81,183	65,057	79,953
Income taxes benefit (expense)	15,574	(22,322)	33,103

Effective rate	9.0%	57.1%	77.8%
(a)	Considering that Arco Platform Ltd. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to Arco Brasil S.A. which is the holding company of all operating entities of Arco Platform, in Brazil.
(b)	Refers to the effect of 34% on the share of profit (loss) of investees for the year.
(c)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Company’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.
(d)	Permanent differences of non-deductible expenses.
(e)	Related to the effect of 34% of Geekie’s share-based compensation plan expenses.

Summary of changes in deferred tax assets and liabilities

The changes in the deferred tax assets and liabilities are as follows:

		Profit	Business		Profit	Business
	2019	or loss	combination	2020	or loss	combination	2021
Deferred tax assets
Tax losses carryforward	16,283	48,481	—	64,764	39,565	—	104,329
Temporary differences
Financial instruments from acquisition of interests	106,729	10,664	—	117,393	57,198	—	174,591
Other temporary differences	29,325	2,392	15,098	46,815	14,917	3,137	64,869
Share base compensation	7,960	(1,487)	—	6,473	3,904	—	10,377
Tax benefit from tax deductible goodwill	14,888	(3,341)	—	11,547	(3,515)	—	8,032
Amortization of intangible assets	6,673	10,148	—	16,821	5,340	—	22,161
Total deferred tax assets	181,858	66,857	15,098	263,813	117,409	3,137	384,359
Deferred tax liabilities
Financial instruments from acquisition of interests	(23,873)	14,642	—	(9,231)	—	—	(9,231)
Tax benefit from tax deductible goodwill	—	(15,678)	—	(15,678)	(38,219)	—	(53,897)
Other temporary differences	(1,237)	(764)	—	(2,001)	1,993	—	(8)
Total deferred tax liabilities	(25,110)	(1,800)	—	(26,910)	(36,226)	—	(63,136)
Deferred tax assets (liabilities), net	156,748	65,057	15,098	236,903	81,183	3,137	321,223

Deferred tax assets	156,748			236,903			321,223
Deferred tax liabilities	—			—			—